Carrying Amount and Fair Value of Debt Securities Classified as Available-For-Sale (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Carrying amount
Due after 1 year through 5 years	¥ 5
Due after 5 years through 10 years
Due after 10 years
Total	5
Fair Value
Due after 1 year through 5 years	5
Due after 5 years through 10 years
Due after 10 years
Total	¥ 5